Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company’s revenue for the three and six months ended June 30, 2020 and 2019, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	135,761	—	34,986	—	4,096	—	174,843
Voyage charters	10,383	—	207,926	—	—	—	218,309
FPSO contracts	—	—	—	28,787	—	—	28,787
Management fees and other	2,061	—	3,580	—	55,225	—	60,866
	148,205	—	246,492	28,787	59,321	—	482,805

	Three Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	133,684	2,369	1,496	—	8,078	(2,487)	143,140
Voyage charters	8,858	—	191,495	—	—	—	200,353
Bareboat charters	6,129	—	—	—	—	—	6,129
FPSO contracts	—	—	—	57,828	—	—	57,828
Management fees and other	2,020	—	14,016	—	39,911	(1,000)	54,947
	150,691	2,369	207,007	57,828	47,989	(3,487)	462,397

	Six Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	266,306	—	50,553	—	9,053	—	325,912
Voyage charters	17,700	—	525,404	—	—	—	543,104
FPSO contracts	—	—	—	74,720	—	—	74,720
Management fees and other	4,086	—	12,435	—	96,602	—	113,123
	288,092	—	588,392	74,720	105,655	—	1,056,859

	Six Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	264,459	5,131	4,906	—	14,347	(2,487)	286,356
Voyage charters	18,018	—	413,572	—	—	—	431,590
Bareboat charters	12,191	—	—	—	—	—	12,191
FPSO contracts		—	—	107,266	—	—	107,266
Management fees and other	3,005	—	26,690	—	84,301	(2,129)	111,867
	297,673	5,131	445,168	107,266	98,648	(4,616)	949,270

Revenue from External Customers by Products and Services [Table Text Block]
The following table contains the Company's total revenue for the three and six months ended June 30, 2020 and 2019, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	390,407	359,140	876,590	747,933
Interest income on lease receivables	12,877	12,969	25,543	25,763
Variable lease payments – cost reimbursements (1)	13,658	13,307	26,848	25,316
Variable lease payments – other (2)	—	16,320	5,218	27,152
	416,942	401,736	934,199	826,164
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	4,997	5,714	9,537	11,239
Management fees and other income	60,866	54,947	113,123	111,867
	65,863	60,661	122,660	123,106
Total	482,805	462,397	1,056,859	949,270

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.